Investment Properties	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Investment Properties
11	Investment Properties
(1) Changes in investment properties for the years ended December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	2023
	Land		Buildings	Construction- in-progress	Total
Acquisition cost	￦	881,360	1,577,736	137,108	2,596,204
Less: Accumulated depreciation		(1,568)	(661,278)	—	(662,846)

Beginning, net		879,792	916,458	137,108	1,933,358
Acquisition		—	57,529	153,279	210,808
Disposal		(8,167)	(9,323)	—	(17,490)
Depreciation		—	(52,869)	—	(52,869)
Transfer from property and equipment		37,725	88,336	189	126,250
Transfer and others		1	27,544	(29,467)	(1,922)

Ending, net	￦	909,351	1,027,675	261,109	2,198,135

Acquisition cost	￦	910,919	1,750,677	261,109	2,922,705
Less: Accumulated depreciation		(1,568)	(723,002)	—	(724,570)

(in millions of Korean won)	2024
	Land		Buildings	Construction- in-progress	Total
Acquisition cost	￦	910,919	1,750,677	261,109	2,922,705
Less: Accumulated depreciation		(1,568)	(723,002)	—	(724,570)

Beginning, net		909,351	1,027,675	261,109	2,198,135
Acquisition		19,184	7,035	218,703	244,922
Disposal		(1,586)	(32,390)	—	(33,976)
Depreciation		—	(51,581)	—	(51,581)
Transfer from property and equipment		(24,429)	(21,442)	(1,159)	(47,030)
Transfer and others		(5,939)	856	(5,771)	(10,854)

Ending, net	￦	896,581	930,153	472,882	2,299,616

Acquisition cost	￦	898,149	1,665,797	472,882	3,036,828
Less: Accumulated depreciation		(1,568)	(735,644)	—	(737,212)
(2) The fair value of the Group’s investment properties is
￦
6,899,105 million as of December 31, 2024 (December 31, 2023:
￦
5,276,169 million). The fair value of investment properties is estimated based on the expected cash flow.
(3) Rental income from investment properties is
￦
232,799 million in 2024 (2022:
￦
 206,127 million, 2023:
￦
224,016 million). The direct operating expenses (including repairs and maintenance) arising from investment properties that generated rental income during the period are recognized as operating expenses.

(4) As of December 31, 2024, the Group (Lessor) has entered into a non-cancellable
operating lease contract relating to real estate lease. The future minimum lease fee under this contract is
￦
98,315 million for one year or less,
￦
122,058 million for more than one year and less than five years,
￦
11,495 million for over five years, and
￦
231,868 million in total.